Equipment (Details) - Schedule of Property, Plant and Equipment (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,915,464	$ 3,398,182	$ 685,406
Construction in process	3,971,315	2,117,001	0
Total property, plant and equipment	7,886,779	5,515,183	685,406
Accumulated depreciation	(521,421)	(328,803)	(70,641)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		3,719,344	756,047
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 7,641	$ 0